Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Net Loss Per Share [Abstract]
Net Loss Per Share

Note 14 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the three and nine months ended September 30, 2012 and 2011 (dollars in thousands, expect for shares and per share data):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Net loss from continuing operations attributable to stockholders	$(763)	$(625)	$(3,034)	$(641)
Less: dividends declared on preferred shares	(140)	-	(210)
Net loss from continuing operations attributable to common stockholders	(903)	(625)	(3,244)	(641)
Net loss from discontinued operations attributable to stockholders	(41)	(9)	(440)	(9)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(944)	$(634)	$(3,684)	$(650)
Weighted average common shares outstanding	10,846,432	1,515,710	8,543,365	511,452
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$(0.08)	$(0.41)	$(0.38)	$(1.25)
Basic and diluted net loss per share from discontinued operations attributable to stockholders	$-	$(0.01)	$(0.05)	$(0.02)
Basic and diluted net loss per share attributable to common stockholders	$(0.09)	$(0.42)	$(0.43)	$(1.27)

As of September 30, 2012, the Company had 886,376 OP Units issued, which are convertible to an equal number of shares of the Company's common stock, 217,727 shares of unvested restricted stock outstanding, 545,454 shares of the Company's Series A preferred convertible stock outstanding and 283,018 shares of the Company's Series B preferred convertible stock outstanding, which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.

Note 12 - Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the year ended December 31, 2011. The Company had no income or loss for the period from December 2, 2010 (date of inception) to December 31, 2010 (dollars in thousands, expect for per share data):

Year Ended December 31, 2011
Net loss from continuing operations attributable to stockholders	$(1,759)
Loss from discontinued operations attributable to stockholders	(816)
Net loss attributable to stockholders	$(2,575)
Weighted average common shares outstanding	2,045,320
Basic and diluted net loss per share from continuing operations attributable to stockholders	$(0.86)
Basic and diluted net loss per share attributable to stockholders	$(1.26)

As of December 31, 2011, the Company had 310,000 OP Units outstanding, which are convertible to common stock, and 176,400 shares of unvested restricted stock outstanding which were excluded from the calculation of diluted loss per share as the effect would have been antidilutive.